Share Repurchase Programs	12 Months Ended
Dec. 31, 2017
Share Repurchase Programs
Share Repurchase Programs

4Share Repurchase Programs

The following share repurchase programs were authorized by the Company’s Board of Directors:

In billions		Remaining as of
Authorization Date	Authorized	December 31, 2017
November 2, 2016 (“2016 Repurchase Program”)	$15.0	$13.9
December 15, 2014 (“2014 Repurchase Program”)	10.0	—
December 17, 2013 (“2013 Repurchase Program”)	6.0	—

The share Repurchase Programs, each of which was effective immediately, permit the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase (“ASR”) transactions, and/or other derivative transactions. The 2016 Repurchase Program can be modified or terminated by the Board of Directors at any time.

Pursuant to the authorization under the 2014 Repurchase Program, in August 2016, the Company entered into two fixed dollar ASRs with Barclays Bank PLC (“Barclays”) for a total of $3.6 billion. Upon payment of the $3.6 billion purchase price in January 2017, the Company received a number of shares of its common stock equal to 80% of the $3.6 billion notional amount of the ASRs or approximately 36.1 million shares, which were placed into treasury stock in January 2017. The ASRs were accounted for as an initial treasury stock transaction for $2.9 billion and a forward contract for $0.7 billion. In April 2017, the Company received 9.9 million shares of common stock, representing the remaining 20% of the $3.6 billion notional amount of the ASRs, thereby concluding the ASRs. The remaining 9.9 million shares of common stock delivered to the Company by Barclays were placed into treasury stock and the forward contract was reclassified from capital surplus to treasury stock in April 2017.

Pursuant to the authorization under the 2014 Repurchase Program, in December 2015, the Company entered into a $725 million fixed dollar ASR with Barclays. Upon payment of the $725 million purchase price in December 2015, the Company received a number of shares of its common stock equal to 80% of the $725 million notional amount of the ASR or approximately 6.2 million shares. The initial 6.2 million shares of common stock delivered to the Company by Barclays were placed into treasury stock in December 2015. The ASR was accounted for as an initial treasury stock transaction of $580 million and a forward contract of $145 million. The forward contract was classified as an equity instrument and was recorded within capital surplus on the consolidated balance sheet. In January 2016, the Company received 1.4 million shares of common stock, representing the remaining 20% of the $725 million notional amount of the ASR, thereby concluding the ASR. The remaining 1.4 million shares of common stock delivered to the Company by Barclays were placed into treasury stock in January 2016 and the forward contract was reclassified from capital surplus to treasury stock.

Pursuant to the authorization under the 2013 Repurchase Programs, in January 2015, the Company entered into a $2.0 billion fixed dollar ASR agreement with J.P. Morgan Chase Bank (“JP Morgan”). Upon payment of the $2.0 billion purchase price in January 2015, the Company received a number of shares of its common stock equal to 80% of the $2.0 billion notional amount of the ASR agreement or approximately 16.8 million shares, which were placed into treasury stock in January 2015. In May 2015, the Company received approximately 3.1 million shares of common stock, representing the remaining 20% of the $2.0 billion notional amount of the ASR, thereby concluding the ASR. The remaining 3.1 million shares of common stock delivered to the Company by JP Morgan were placed into treasury stock in May 2015. The ASR was accounted for as an initial treasury stock transaction of $1.6 billion and a forward contract of $0.4 billion. The forward contract was classified as an equity instrument and was initially recorded within capital surplus on the consolidated balance sheet and was reclassified to treasury stock upon the settlement of the ASR in May 2015.

In the ASR transactions described above, the initial repurchase of the shares and delivery of the remainder of the shares to conclude the ASR, resulted in an immediate reduction of the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted earnings per share.

During the year ended December 31, 2017, the Company repurchased an aggregate of 55.4 million shares of common stock for approximately $4.4 billion under the 2014 and 2016 Repurchase Programs. As of December 31, 2017, there remained an aggregate of approximately $13.9 billion available for future repurchases under the 2016 Repurchase Program and the 2014 and 2013 Repurchase Programs were complete.

During the year ended December 31, 2016, the Company repurchased an aggregate of 47.5 million shares of common stock for approximately $4.5 billion under the 2014 Repurchase Program. During the year ended December 31, 2015, the Company repurchased an aggregate of 48.0 million shares of common stock for approximately $5.0 billion under the 2013 and 2014 Repurchase Programs.